T. ROWE PRICE QM U.S. BOND ETF

January 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 5.0%
Car Loan 1.8%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	28	28
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	95
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	75	76
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	65
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	40
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	185	179
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	300	286
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	105	105
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	60	60
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	300	290
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	101
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	75	75
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	39
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	233	234
		1,673
Credit Card 0.2%
Synchrony Card Funding, Series 2023-A1, Class A, 5.54%, 7/15/29	115	117
		117
Other Asset-Backed Securities 2.7%
CIFC Funding, Series 2021-4A, Class A, CLO, FRN, 3M TSFR + 1.31%, 6.705%, 7/15/33 (1)	280	280
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	61
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	89	91
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	89	91
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	290
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31 (1)	202	200
MidOcean Credit, Series 2022-11A, Class A1R, CLO, FRN, 3M TSFR + 1.73%, 7.096%, 10/18/33 (1)	250	251
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	96
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	169	170
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	61	61
Palmer Square, Series 2020-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.65%, 7.025%, 11/15/36 (1)	250	250
Progress Residential Trust, Series 2020-SFR1, Class C, 2.183%, 4/17/37 (1)	100	96
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 6.47%, 10/25/29 (1)	169	169
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	219
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	130	131
		2,528
Student Loan 0.3%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	77	74
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	115	108
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	53	48

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	77	71
		301
Total Asset-Backed Securities (Cost $4,602)		4,619
CORPORATE BONDS 28.4%
FINANCIAL INSTITUTIONS 11.2%
Banking 7.5%
Ally Financial, 2.20%, 11/2/28	35	30
Bank of America, VR, 0.976%, 4/22/25 (2)	100	99
Bank of America, VR, 2.572%, 10/20/32 (2)	65	54
Bank of America, VR, 2.592%, 4/29/31 (2)	310	268
Bank of America, VR, 2.676%, 6/19/41 (2)	230	166
Bank of America, VR, 3.824%, 1/20/28 (2)	215	208
Bank of America, 4.00%, 1/22/25	70	69
Bank of America, VR, 4.244%, 4/24/38 (2)	15	14
Bank of America, 5.875%, 2/7/42 (3)	15	16
Bank of Montreal, 2.65%, 3/8/27	70	66
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	300	300
Barclays, VR, 2.279%, 11/24/27 (2)	200	184
Barclays, VR, 2.852%, 5/7/26 (2)	200	193
Capital One Financial, VR, 2.359%, 7/29/32 (2)(3)	50	38
Capital One Financial, 3.65%, 5/11/27	155	148
Capital One Financial, 4.20%, 10/29/25	25	25
Citigroup, VR, 3.106%, 4/8/26 (2)	25	24
Citigroup, VR, 3.887%, 1/10/28 (2)(3)	430	417
Citigroup, 4.65%, 7/30/45	15	14
Citigroup, 5.875%, 1/30/42	95	102
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	255	250
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	194
Discover Financial Services, 3.75%, 3/4/25	105	103
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	47
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	60
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	126
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	220	216
Goldman Sachs Group, 3.50%, 1/23/25	85	84
Goldman Sachs Group, 3.80%, 3/15/30	140	132
Goldman Sachs Group, 4.25%, 10/21/25	25	24
Goldman Sachs Group, 6.75%, 10/1/37	15	17
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	236
ING Groep, VR, 6.114%, 9/11/34 (2)	200	210
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	116
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	242
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	11
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)(3)	15	14
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	95	92
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	125	120

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, 3.125%, 7/27/26	135	129
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, 4.30%, 1/27/45	15	13
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	178
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	103
Royal Bank of Canada, 2.30%, 11/3/31 (3)	50	42
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)(3)	80	83
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	193
State Street, VR, 4.857%, 1/26/26 (2)	55	55
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	202
Toronto-Dominion Bank, 1.15%, 6/12/25 (3)	185	176
Toronto-Dominion Bank, 4.456%, 6/8/32 (3)	95	91
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	185
UBS Group, VR, 2.193%, 6/5/26 (1)(2)	250	239
Wells Fargo, VR, 2.188%, 4/30/26 (2)	185	178
Wells Fargo, VR, 2.393%, 6/2/28 (2)	430	396
		7,001
Brokerage Asset Managers Exchanges 0.0%
Intercontinental Exchange, 1.85%, 9/15/32	15	12
Nasdaq, 5.95%, 8/15/53	15	16
		28
Finance Companies 0.8%
AerCap Ireland Capital, 2.45%, 10/29/26	150	139
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 6/6/28	150	153
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	156
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	75	74
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	154
Park Aerospace Holdings, 5.50%, 2/15/24 (1)	45	45
		721
Insurance 1.6%
American International Group, 3.875%, 1/15/35	40	36
Anthem, 2.25%, 5/15/30	60	52
Anthem, 4.101%, 3/1/28	15	15
Anthem, 4.55%, 3/1/48	30	27
Anthem, 4.65%, 1/15/43	85	78
Aon, 3.875%, 12/15/25 (3)	135	133
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	49
Chubb INA Holdings, 3.35%, 5/15/24	85	84
Fidelity National Financial, 4.50%, 8/15/28	70	68
First American Financial, 4.60%, 11/15/24	70	69
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 2.15%, 2/3/32	85	69
Humana, 3.70%, 3/23/29	20	19
Humana, 5.95%, 3/15/34	50	53
Marsh & McLennan, 3.50%, 6/3/24	20	20

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
New York Life Insurance, 3.75%, 5/15/50 (1)	20	16
Principal Financial Group, 2.125%, 6/15/30 (3)	215	182
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	75	70
Principal Life Global Funding II, 0.75%, 4/12/24 (1)(3)	70	69
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	17
UnitedHealth Group, 2.00%, 5/15/30 (3)	10	9
UnitedHealth Group, 3.50%, 8/15/39	320	271
UnitedHealth Group, 3.75%, 7/15/25	40	39
UnitedHealth Group, 4.20%, 1/15/47	35	31
		1,499
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	39
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	31
Brixmor Operating Partnership, 3.85%, 2/1/25	60	59
Brixmor Operating Partnership, 3.90%, 3/15/27	15	14
Brixmor Operating Partnership, 4.05%, 7/1/30	85	80
Essex Portfolio, 2.65%, 3/15/32	35	29
Essex Portfolio, 3.875%, 5/1/24	45	45
Essex Portfolio, 4.50%, 3/15/48 (3)	20	17
Extra Space Storage, 4.00%, 6/15/29	15	14
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	15
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	34
Kilroy Realty, 4.25%, 8/15/29	150	141
Kilroy Realty, 4.375%, 10/1/25	65	63
Physicians Realty, 2.625%, 11/1/31	15	12
Prologis, 4.00%, 9/15/28	35	34
Public Storage, 1.95%, 11/9/28	35	31
Public Storage, 5.35%, 8/1/53 (3)	40	41
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	240	238
Regency Centers, 3.60%, 2/1/27	40	39
Simon Property Group, 3.375%, 10/1/24	110	109
Simon Property Group, 3.80%, 7/15/50	35	28
		1,163
Total Financial Institutions		10,412
INDUSTRIAL 15.3%
Basic Industry 0.3%
LYB International Finance II, 3.50%, 3/2/27	25	24
Westlake, 3.375%, 6/15/30	150	137
Yara International, 7.378%, 11/14/32 (1)	100	111
		272

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 0.4%
General Dynamics, 3.25%, 4/1/25	10	10
John Deere Capital, 2.65%, 6/10/26 (3)	15	14
L3Harris Technologies, 3.832%, 4/27/25	60	59
Northrop Grumman, 3.85%, 4/15/45	15	13
Parker-Hannifin, 4.50%, 9/15/29 (3)	25	25
Republic Services, 2.50%, 8/15/24	70	69
Republic Services, 3.375%, 11/15/27	65	62
Republic Services, 5.00%, 4/1/34	15	15
Waste Connections, 3.20%, 6/1/32	65	58
		325
Communications 3.4%
America Movil SAB de CV, 2.875%, 5/7/30	200	178
America Movil SAB de CV, 6.375%, 3/1/35	85	95
American Tower, 2.40%, 3/15/25	115	111
American Tower, 5.00%, 2/15/24	60	60
AT&T, 2.25%, 2/1/32	590	487
Charter Communications Operating, 2.80%, 4/1/31	245	203
Charter Communications Operating, 3.70%, 4/1/51	255	162
Charter Communications Operating, 4.50%, 2/1/24	60	60
Charter Communications Operating, 4.908%, 7/23/25	220	218
Comcast, 2.65%, 2/1/30	40	36
Comcast, 3.95%, 10/15/25	225	222
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	80	78
Crown Castle International, 4.45%, 2/15/26	60	59
Rogers Communications, 3.625%, 12/15/25	40	39
Rogers Communications, 4.50%, 3/15/42	85	75
Time Warner Cable, 6.55%, 5/1/37	50	50
Time Warner Cable, 6.75%, 6/15/39	110	109
T-Mobile USA, 2.25%, 11/15/31	15	12
T-Mobile USA, 3.75%, 4/15/27	395	382
Verizon Communications, 2.355%, 3/15/32	150	125
Verizon Communications, 2.987%, 10/30/56	15	10
Verizon Communications, 4.00%, 3/22/50	10	8
Walt Disney, 3.70%, 10/15/25	40	39
Warnermedia Holdings, 5.05%, 3/15/42	305	270
WPP Finance, Series 2010, 3.75%, 9/19/24	75	74
		3,207
Consumer Cyclical 3.3%
7-Eleven, 0.80%, 2/10/24 (1)(3)	25	25
Amazon.com, 3.875%, 8/22/37	115	105
AutoZone, 1.65%, 1/15/31 (3)	30	24

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AutoZone, 3.125%, 4/18/24	45	45
AutoZone, 3.75%, 6/1/27 (3)	30	29
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30 (3)	100	83
Ford Motor Credit, 7.122%, 11/7/33	200	214
General Motors, 4.00%, 4/1/25	125	123
Home Depot, 5.875%, 12/16/36	90	99
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	15
Hyundai Capital America, 4.30%, 2/1/24 (1)	60	60
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	80
Lowe's, 5.00%, 4/15/33	250	252
McDonald's, 3.30%, 7/1/25	50	49
McDonald's, 5.45%, 8/14/53	150	156
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	180	180
Mercedes-Benz Finance North America, 5.05%, 8/3/33 (1)(3)	200	202
O'Reilly Automotive, 3.60%, 9/1/27	30	29
O'Reilly Automotive, 3.90%, 6/1/29	285	274
PACCAR Financial, 0.90%, 11/8/24	85	82
PACCAR Financial, 5.20%, 11/9/26	205	209
Priceline Group, 3.65%, 3/15/25	85	84
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	335	333
TJX, 1.60%, 5/15/31	30	25
		3,036
Consumer Non-Cyclical 4.0%
Abbott Laboratories, 1.15%, 1/30/28	10	9
Abbott Laboratories, 4.75%, 11/30/36	245	248
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46 (3)	40	37
AbbVie, 4.50%, 5/14/35	125	122
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	23
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	16
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	64
AstraZeneca, 1.375%, 8/6/30	15	12
AstraZeneca, 4.00%, 9/18/42	50	44
Astrazeneca Finance, 4.875%, 3/3/28	220	223
Astrazeneca Finance, 4.875%, 3/3/33	100	102
BAT Capital, 2.789%, 9/6/24	15	15
BAT Capital, 3.557%, 8/15/27	18	17
BAT Capital, 4.39%, 8/15/37	180	151
BAT Capital, 7.079%, 8/2/43	90	95
Becton Dickinson & Company, 2.823%, 5/20/30	245	219
Becton Dickinson & Company, 3.70%, 6/6/27	145	140
Biogen, 2.25%, 5/1/30	350	298

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Biogen, 3.15%, 5/1/50 (3)	15	10
Bristol-Myers Squibb, 3.40%, 7/26/29 (3)	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	13
Cigna, 4.125%, 11/15/25	60	59
CommonSpirit Health, 2.76%, 10/1/24 (3)	50	49
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	275	194
CVS Health, 3.25%, 8/15/29	50	46
CVS Health, 5.125%, 7/20/45	145	136
CVS Health, 6.00%, 6/1/63	75	78
Hackensack Meridian Health, 4.211%, 7/1/48 (3)	85	75
Hasbro, 3.00%, 11/19/24	25	25
HCA, 4.125%, 6/15/29	200	189
HCA, 4.375%, 3/15/42	20	17
IQVIA, 6.25%, 2/1/29 (1)	65	68
Mars, 4.75%, 4/20/33 (1)	100	100
McKesson, 5.25%, 2/15/26 (3)	300	300
MedStar Health, 3.626%, 8/15/49	30	23
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	9
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.65%, 6/15/30	200	183
Reynolds American, 4.45%, 6/12/25	13	13
Smithfield Foods, 5.20%, 4/1/29 (1)	15	14
Stanford Health Care, 3.795%, 11/15/48	10	8
Takeda Pharmaceutical, 2.05%, 3/31/30	200	171
		3,724
Energy 1.5%
Amerada Hess, 7.125%, 3/15/33	50	58
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	44
Cameron LNG, 3.701%, 1/15/39 (1)	40	34
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Enbridge, 6.70%, 11/15/53	35	41
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	120	121
Energy Transfer, 5.40%, 10/1/47	15	14
Energy Transfer, 6.50%, 2/1/42	25	27
Energy Transfer Operating, 3.75%, 5/15/30	70	65
Enterprise Products Operating, 5.35%, 1/31/33	100	104
MPLX, 5.65%, 3/1/53	350	344
ONEOK, 6.625%, 9/1/53	200	220
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	68

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	82
TotalEnergies Capital International, 2.434%, 1/10/25	40	39
TotalEnergies Capital International, 2.986%, 6/29/41	60	46
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Woodside Finance, 4.50%, 3/4/29 (1)	20	19
		1,419
Industrial Other 0.0%
Northwestern University, 2.64%, 12/1/50	20	13
		13
Technology 1.9%
Apple, 3.20%, 5/13/25	40	39
Apple, 3.20%, 5/11/27	15	14
Apple, 3.35%, 2/9/27	165	161
CDW, 4.25%, 4/1/28	45	43
Fiserv, 3.20%, 7/1/26	40	39
Intuit, 5.125%, 9/15/28	260	267
Keysight Technologies, 3.00%, 10/30/29	50	45
Keysight Technologies, 4.55%, 10/30/24	10	10
Micron Technology, 4.185%, 2/15/27	70	68
NXP, 2.50%, 5/11/31	65	55
NXP, 3.15%, 5/1/27	125	118
NXP, 3.40%, 5/1/30	15	14
Oracle, 3.60%, 4/1/40	15	12
RELX Capital, 3.00%, 5/22/30	25	23
Roper Technologies, 2.95%, 9/15/29	25	23
Roper Technologies, 3.80%, 12/15/26	25	24
ServiceNow, 1.40%, 9/1/30	310	255
Texas Instruments, 1.375%, 3/12/25	70	67
Visa, 2.70%, 4/15/40	35	27
VMware, 1.40%, 8/15/26	95	87
Western Union, 2.85%, 1/10/25	50	49
Western Union, 6.20%, 11/17/36 (3)	340	353
		1,793
Transportation 0.5%
Canadian Pacific Railway, 1.75%, 12/2/26	95	88
Canadian Pacific Railway, 2.875%, 11/15/29	120	108
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)(3)	185	185
Transurban Finance, 2.45%, 3/16/31 (1)	30	25
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
		450
Total Industrial		14,239

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 1.9%
Electric 1.5%
AEP Texas, 4.70%, 5/15/32	30	29
Ameren, 5.70%, 12/1/26	165	169
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	70
Duke Energy Indiana, 5.40%, 4/1/53	40	40
Exelon, 3.40%, 4/15/26	175	170
Georgia Power, 4.95%, 5/17/33	100	100
IPALCO Enterprises, 3.70%, 9/1/24	30	30
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	73
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	131
Pacific Gas & Electric, 2.10%, 8/1/27	215	195
Pacific Gas and Electric, 6.15%, 1/15/33 (3)	100	104
Southern, 4.40%, 7/1/46 (3)	300	262
		1,388
Natural Gas 0.4%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	129
NiSource, 5.65%, 2/1/45	15	15
NiSource , 3.95%, 3/30/48	45	36
NiSource Finance, 3.49%, 5/15/27	55	53
Southern Co Gas Capital, 5.15%, 9/15/32 (3)	100	101
		344
Total Utility		1,732
Total Corporate Bonds (Cost $27,100)		26,383
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%
Local Authorities 0.6%
Province of Alberta, 4.50%, 1/24/34	205	205
Province of British Columbia Canada, 4.20%, 7/6/33	98	97
Province of Manitoba Canada, 4.30%, 7/27/33	250	249
		551
Owned No Guarantee 0.2%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	200	178
		178
Sovereign 0.4%
Panama Government International Bond, 3.298%, 1/19/33	200	154
United Mexican States, 4.75%, 3/8/44	300	254
		408
Total Foreign Government Obligations & Municipalities (Cost $1,178)		1,137

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 2.3%
California 0.6%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	40
California St, 5.20%, 3/1/43	200	199
California State University, 6.484%, 11/1/41	250	279
Univ. of California Regents, Build America, 5.77%, 5/15/43	50	53
		571
District Of Columbia 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 7.462%, 10/1/46	225	282
		282
Georgia 0.3%
County of Fulton, 5.148%, 7/1/39	205	210
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, Series A, 6.637%, 4/1/57	40	45
		255
Illinois 0.3%
Chicago O'Hare Int'l Airport, Build America, 6.395%, 1/1/40	250	282
Cook County, 6.36%, 11/15/33	25	27
		309
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	60	57
		57
Maryland 0.0%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	37
		37
New York 0.1%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	57
		57
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	49
		49
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	58
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	49
Dallas/Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	245
Texas Natural Gas Securitiztn Fin Corp, 5.169%, 4/1/41	30	31
Texas Private Activity Bond Surface Transportation, North Tarrant, Express, Series B, 3.922%, 12/31/49	30	25
		408
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	50

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Build America, 5.35%, 5/15/35	50	51
		101
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	51
		51
Total Municipal Securities (Cost $2,409)		2,177
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.7%
Collateralized Mortgage Obligations 2.4%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	22	21
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	67	55
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	312	302
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, ARM, 4.80%, 9/26/67 (1)	48	47
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	56	49
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	111	89
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	45	41
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class A1, CMO, ARM, 3.50%, 6/25/62 (1)	304	276
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	84	79
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, FRN, SOFR30A + 1.00%, 6.321%, 12/25/41 (1)	12	12
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, FRN, SOFR30A + 2.30%, 7.621%, 5/25/43 (1)	62	64
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	62
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, SOFR30A + 0.85%, 6.171%, 11/25/41 (1)	38	38
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	67	54
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	235	231
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2, 7.53%, 9/25/68 (1)	98	100
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	88	73
OBX Trust, Series 2023-NQM9, Class A2, 7.318%, 10/25/63 (1)	96	99
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	62	60
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (1)	74	64
Verus Securitization Trust, Series 2023-6, Class A2, CMO, ARM, 6.939%, 9/25/68 (1)	198	201
Verus Securitization Trust, Series 2023-7, Class A2, CMO, ARM, 7.272%, 10/25/68 (1)	141	144
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	85	86
		2,247
Commercial Mortgage-Backed Securities 4.3%
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	265	280
Big Trust, Series 2022-BIG, Class A, FRN, 1M TSFR + 1.34%, 6.676%, 2/15/39 (1)	96	95
BWAY Trust, Series 2022-26BW, Class A, ARM, 3.402%, 2/10/44 (1)	100	78
BX Trust, Series 2020-VKNG, Class A, ARM, FRN, 1M TSFR + 1.04%, 6.379%, 10/15/37 (1)	301	300

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Trust, Series 2021-ARIA, Class B, FRN, 1M TSFR + 1.41%, 6.745%, 10/15/36 (1)	105	103
BX Trust, Series 2021-ARIA, Class A, ARM, FRN, 1M TSFR + 1.01%, 6.348%, 10/15/36 (1)	315	311
BX Trust, Series 2022-CSMO, Class A, FRN, 1M TSFR + 2.11%, 7.449%, 6/15/27 (1)	176	177
BX Trust, Series 2022-LP2, Class C, FRN, 1M TSFR + 1.56%, 6.896%, 2/15/39 (1)	81	79
BX Trust, Series 2023-LIFE, Class B, 5.391%, 2/15/28 (1)	100	98
COMM Trust, Series 2015-CR23, Class A3, 3.23%, 5/10/48	34	34
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Freddie Mac Multifamily Structured Pass Through Certificates, Series K137, Class A2, ARM, 2.347%, 11/25/31	390	336
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-150, Class A2, ARM, 3.71%, 9/25/32	165	156
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2, ARM, 4.43%, 2/25/33	125	124
Freddie Mac Multifamily Structured Pass Through Certificates, Series K753, Class A2, ARM, 4.40%, 10/25/30	730	727
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, FRN, 1M TSFR + 1.35%, 6.482%, 12/15/36 (1)	285	285
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	85
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	155	149
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, FRN, 1M TSFR + 1.22%, 6.549%, 4/15/38 (1)	84	83
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, 4.31%, 12/15/51	175	170
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, FRN, 1M TSFR + 2.11%, 7.444%, 11/15/38 (1)	90	71
SCG 2023-NASH Mortgage Trust, Series 2023-NASH, Class A, ARM, FRN, 1M TSFR + 2.39%, 7.724%, 12/15/40 (1)	160	161
		3,953
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,359)		6,200
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.2%
U.S. Government Agency Obligations 21.3%
Fannie Mae Pool
2.00%, 9/1/36 - 4/1/51	149	132
3.00%, 12/1/51 - 3/1/52	259	229
Federal National Mortgage Assn.
1.50%, 2/1/36 - 1/1/42	698	600
2.00%, 5/1/36 - 4/1/52	6,576	5,412
2.50%, 7/1/30 - 5/1/52	4,890	4,192
3.00%, 9/1/32 - 6/1/52	2,675	2,410
3.50%, 1/1/33 - 4/1/52	1,822	1,685
4.00%, 4/1/47 - 9/1/52	1,212	1,160
4.50%, 4/1/41 - 7/1/53	1,107	1,077
5.00%, 11/1/44 - 7/1/53	238	236
5.50%, 5/1/44 - 8/1/53	464	468
6.00%, 1/1/53 - 1/1/54	595	609
6.50%, 11/1/53	168	172
Freddie Mac Pool

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
2.00%, 8/1/36 - 3/1/37	147	134
3.00%, 1/1/52	138	121
UMBS, TBA (4)
2.50%, 2/1/54	160	135
3.50%, 2/1/54	100	91
5.00%, 2/1/54	690	681
5.50%, 2/1/54	215	216
6.00%, 2/1/54	85	86
		19,846
U.S. Government Obligations 6.9%
Ginnie Mae II Pool, 2.00%, 12/20/51	146	122
Government National Mortgage Assn.
1.50%, 5/20/37	44	38
2.00%, 8/20/51 - 3/20/52	1,180	983
2.50%, 8/20/50 - 12/20/51	1,232	1,065
3.00%, 6/20/45 - 6/20/52	1,079	971
3.50%, 6/20/46 - 10/20/50	706	656
4.00%, 10/20/40 - 10/20/52	627	598
4.50%, 10/20/47 - 10/20/52	476	465
5.00%, 8/20/47 - 7/20/50	105	106
Government National Mortgage Assn., TBA (4)
5.00%, 2/20/54	260	258
5.50%, 2/20/54	815	820
6.00%, 2/20/54	190	193
6.50%, 2/20/54	130	133
		6,408
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $26,996)		26,254
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.6%
U.S. Treasury Obligations 27.6%
U.S. Treasury Bills, 5.302%, 3/26/24	1,435	1,424
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,172
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	1,051
U.S. Treasury Bonds, 2.25%, 2/15/52	350	235
U.S. Treasury Bonds, 3.375%, 8/15/42	115	101
U.S. Treasury Bonds, 3.625%, 2/15/53	205	184
U.S. Treasury Bonds, 3.625%, 5/15/53	2,860	2,568
U.S. Treasury Bonds, 3.875%, 2/15/43	140	132
U.S. Treasury Bonds, 3.875%, 5/15/43	3,670	3,449
U.S. Treasury Notes, 0.75%, 8/31/26 (5)	4,580	4,211
U.S. Treasury Notes, 1.25%, 8/15/31	590	488
U.S. Treasury Notes, 1.875%, 2/28/27	830	779
U.S. Treasury Notes, 3.375%, 5/15/33	565	540
U.S. Treasury Notes, 3.50%, 2/15/33	200	193
U.S. Treasury Notes, 3.50%, 1/31/28	385	379

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.625%, 5/31/28	800	791
U.S. Treasury Notes, 3.75%, 12/31/28	425	423
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,133
U.S. Treasury Notes, 4.00%, 6/30/28	4,120	4,137
U.S. Treasury Notes, 4.125%, 1/31/25	300	298
U.S. Treasury Notes, 4.125%, 10/31/27	530	533
U.S. Treasury Notes, 4.625%, 6/30/25	1,295	1,298
U.S. Treasury Notes, 4.75%, 11/15/53	160	175
		25,694
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $27,295)		25,694
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7)	4,383	4,383
Total Short-Term Investments (Cost $4,383)		4,383
SECURITIES LENDING COLLATERAL 2.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7)	2,157	2,157
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		2,157
Total Securities Lending Collateral (Cost $2,157)		2,157
Total Investments 106.4% of Net Assets (Cost $102,479)		$99,004
Other Assets Less Liabilities (6.4%)		(5,939)
Net Assets 100.0%		$93,065

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,443 and represents 12.3% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at January 31, 2024.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,613 and represents 2.8% of net assets.
(5)	At January 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE QM U.S. BOND ETF

3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 64 U.S. Treasury Notes five year contracts	03/24	6,788	$148
Long, 3 U.S. Treasury Notes ten year contracts	03/24	328	9
Long, 4 U.S. Treasury Notes two year contracts	03/24	816	7
Long, 1 Ultra U.S. Treasury Bonds contracts	03/24	121	9
Net payments (receipts) of variation margin to date			(135)
Variation margin receivable (payable) on open futures contracts			$38

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$48++
Totals	$—#	$—	$48+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 1/31/24
T. Rowe Price Government Reserve Fund	$5,434	¤	¤	$6,540
	Total			$6,540^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $48 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $6,540.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE QM U.S. BOND ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$92,464	$—	$92,464
Short-Term Investments	4,383	—	—	4,383
Securities Lending Collateral	2,157	—	—	2,157
Total Securities	6,540	92,464	—	99,004
Futures Contracts*	173	—	—	173
Total	$6,713	$92,464	$—	$99,177

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF989-054Q1
01/24